Average Annual Total Returns - Service - BlackRock Technology Opportunities Fund - Service Shares	Jan. 28, 2021
Average Annual Return:
1 Year	86.25%
5 Years	34.59%
10 Years	22.18%
After Taxes on Distributions
Average Annual Return:
1 Year	84.12%
5 Years	33.54%
10 Years	21.70%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	52.42%
5 Years	28.77%
10 Years	19.18%